UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds U.S. Government Money Market FundSM

Investment portfolio

December 31, 2017

unaudited

Short-term securities 94.35% Federal agency discount notes 57.48%	Yield at acquisition	Principal?amount (000)	Value (000)
Fannie Mae 1/3/2018	1.12%	$30,730	$30,729
Fannie Mae 1/8/2018	1.11	300,000	299,940
Fannie Mae 1/29/2018	1.18	100,000	99,909
Fannie Mae 2/1/2018	1.08	75,000	74,924
Fannie Mae 3/5/2018	1.30	150,000	149,657
Fannie Mae 3/26/2018	1.30	24,100	24,021
Federal Farm Credit Banks 1/2/2018	1.08	50,000	50,000
Federal Farm Credit Banks 1/11/2018	1.20	20,000	19,994
Federal Farm Credit Banks 1/24/2018	1.24	25,000	24,981
Federal Farm Credit Banks 1/30/2018	1.19	35,000	34,966
Federal Farm Credit Banks 2/21/2018	1.10	25,000	24,954
Federal Farm Credit Banks 2/26/2018	1.11	49,000	48,901
Federal Farm Credit Banks 3/6/2018	1.14	10,000	9,976
Federal Farm Credit Banks 3/27/2018	1.33	17,000	16,942
Federal Farm Credit Banks 4/3/2018	1.24	28,000	27,897
Federal Home Loan Bank 1/2/2018	1.04	50,000	50,000
Federal Home Loan Bank 1/3/2018	1.16	396,600	396,588
Federal Home Loan Bank 1/4/2018	1.05	150,000	149,990
Federal Home Loan Bank 1/5/2018	1.14	149,800	149,785
Federal Home Loan Bank 1/8/2018	1.06	75,000	74,985
Federal Home Loan Bank 1/10/2018	1.10	499,900	499,765
Federal Home Loan Bank 1/11/2018	1.10	80,600	80,576
Federal Home Loan Bank 1/12/2018	1.27	100,000	99,967
Federal Home Loan Bank 1/16/2018	1.16	160,200	160,125
Federal Home Loan Bank 1/17/2018	1.20	230,400	230,285
Federal Home Loan Bank 1/18/2018	1.17	100,000	99,946
Federal Home Loan Bank 1/19/2018	1.22	398,400	398,173
Federal Home Loan Bank 1/22/2018	1.19	134,300	134,210
Federal Home Loan Bank 1/23/2018	1.20	200,000	199,860
Federal Home Loan Bank 1/24/2018	1.21	253,500	253,312
Federal Home Loan Bank 1/26/2018	1.17	593,200	592,725
Federal Home Loan Bank 1/31/2018	1.15	454,000	453,560
Federal Home Loan Bank 2/2/2018	1.20	276,600	276,312
Federal Home Loan Bank 2/5/2018	1.25	196,200	195,976
Federal Home Loan Bank 2/7/2018	1.24	424,700	424,169
Federal Home Loan Bank 2/9/2018	1.24	329,500	329,065
Federal Home Loan Bank 2/12/2018	1.29	95,500	95,364
Federal Home Loan Bank 2/14/2018	1.27	253,200	252,823
Federal Home Loan Bank 2/16/2018	1.28	150,000	149,766
Federal Home Loan Bank 2/20/2018	1.30	150,000	149,736
Federal Home Loan Bank 2/21/2018	1.26	272,200	271,713
Federal Home Loan Bank 2/22/2018	1.28	7,100	7,087
Federal Home Loan Bank 2/26/2018	1.30	126,700	126,450
Federal Home Loan Bank 2/27/2018	1.30	178,500	178,131
Federal Home Loan Bank 2/28/2018	1.30	81,500	81,328
Federal Home Loan Bank 3/2/2018	1.30	281,500	280,886
Federal Home Loan Bank 3/5/2018	1.30	75,000	74,828

American Funds U.S. Government Money Market Fund — Page 1 of 4

unaudited

Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal?amount (000)	Value (000)
Federal Home Loan Bank 3/27/2018	1.30%	$210,000	$209,307
Federal Home Loan Bank 3/28/2018	1.34	175,000	174,416
Federal Home Loan Bank 4/2/2018	1.32	250,000	249,115
Freddie Mac 2/5/2018	1.08	175,000	174,801
Freddie Mac 2/6/2018	1.08	95,700	95,588
Freddie Mac 2/9/2018	1.19	250,000	249,670
Freddie Mac 3/2/2018	1.11	100,000	99,782
Freddie Mac 4/11/2018	1.31	270,400	269,337
Freddie Mac 4/12/2018	1.33	17,600	17,530
Freddie Mac 4/17/2018	1.34	100,000	99,583
			9,494,406
U.S. Treasury bills 27.18%
U.S. Treasury Bills 1/2/2018	1.03	448,500	448,446
U.S. Treasury Bills 1/4/2018	1.07	425,000	424,970
U.S. Treasury Bills 1/11/2018	1.07	368,600	368,490
U.S. Treasury Bills 1/18/2018	1.15	314,300	314,124
U.S. Treasury Bills 1/25/2018	1.08	100,000	99,920
U.S. Treasury Bills 2/1/2018	1.12	525,000	524,438
U.S. Treasury Bills 2/8/2018	1.16	539,400	538,693
U.S. Treasury Bills 2/15/2018	1.19	350,000	349,419
U.S. Treasury Bills 2/22/2018	1.21	277,300	276,798
U.S. Treasury Bills 3/1/2018	1.27	175,300	174,941
U.S. Treasury Bills 5/10/2018	1.28	75,000	74,609
U.S. Treasury Bills 6/7/2018	1.42	225,000	223,558
U.S. Treasury Bills 6/21/2018	1.48	500,000	496,480
U.S. Treasury Bills 6/28/2018	1.50	175,000	173,705
			4,488,591
Repurchase agreements 9.69%
Overnight repurchase agreements*		1,600,000	1,600,000
Total short-term securities (cost: $15,583,394,000)			15,582,997
Bonds, notes & other debt instruments 5.61% U.S. Treasury bonds & notes 5.61% U.S. Treasury 5.61%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 1.620% 20181		100,000	100,177
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.19%) 1.640% 20181		200,000	200,168
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.272%) 1.722% 20181		150,000	150,046
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.06%) 1.510% 20191		250,000	250,335
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 1.590% 20191		225,000	225,558
			926,284
Total bonds, notes & other debt instruments (cost: $925,006,000)			926,284
Total investment securities 99.96% (cost: $16,508,400,000)			16,509,281
Other assets less liabilities 0.04%			7,158
Net assets 100.00%			$16,516,439

American Funds U.S. Government Money Market Fund — Page 2 of 4

unaudited

*Repurchase agreements

The fund held overnight repurchase agreements as of December 31, 2017. Additional details on repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	1.35%	12/29/2017	1/2/2018	U.S. Treasury Securities 0.125%-3.50% 2018-2026	$ 102,000	$ 100,000	$ 100,015
BNP Paribas	1.38	12/29/2017	1/2/2018	U.S. Treasury Securities 1.125%-2.50% 2018-2023	306,000	300,000	300,046
Société Générale	1.37	12/29/2017	1/2/2018	U.S. Treasury Securities 0.125%-2.00% 2019-2022	204,000	200,000	200,030
Toronto Dominion	1.39	12/29/2017	1/2/2018	U.S. Treasury Securities 0%-2.75% 2018-2027	408,000	400,000	400,062
Wells Fargo	1.40	12/29/2017	1/2/2018	U.S. Treasury Securities 1.125-2.00% 2021-2026	255,000	250,000	250,039
Merrill Lynch	1.40	12/29/2017	1/2/2018	U.S. Treasury Securities 0.875%-2.25% 2018-2027	357,000	350,000	350,054
					$ 1,632,000	$ 1,600,000	$ 1,600,246

1	Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the

American Funds U.S. Government Money Market Fund — Page 3 of 4

unaudited

results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2017, all of the fund’s investment securities were classified as Level 2.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-059-02180-S60728	American Funds U.S. Government Money Market Fund — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2018